13F-HR
			03/31/2006

			0000315038
			x4dn*qbs

			NONE


			CECILIA CAMBA
			704-988-4344
			ccamba@tiaa-cref.org

			13F-HR
			FORM 13F COVER PAGE

FORM13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [   ]; Amendment Number:

This Amendment(Check only one.): []is a restatement.
			         	   []adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   	Teachers Insurance and Annuity Association of America
Address:	730 Third Ave
	   	New York, New York 10017

13F File Number: 28-331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	 Edward Grzybowski
Title: Senior Managing Director
Phone: 212-916-4343





Signature, Place, and Date of Signing:

Edward Grzybowski  New York, NY	May 12, 2006



Report Type(Check only one)
[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13f Combination Report

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:       3
Form 13F Information Table Entry Total:  27
Form 13F Information Table Value Total:  $103,622(thousands)

List of Other Included Managers:
No.	13F File Number		Name
01	28-4800			Teachers Advisors, Inc.
02	28-3194			TIAA-CREF Investment Management LLC
03	28-5057			TIAA-CREF Trust Company

FORM 13F INFORMATION TABLE VALUE SHARES/ SH/ PUT/INVSTMT OTHER VOTING AUTHORITY NAME OF ISSUER TITLE OF CLASS CUSIP (X$1000) PRN AMT PRN CALLDSCRETN MANAGERS SOLE SHARED NONE AKAMAI TECHNOLOGIES COM
00971T101 13,128 SH DEFINED 01 0 0 ALDERWOODS COM 014383103 41,747 2,3SH
DEFINED 01 2,332,253 AMKOR TECHNOLOGY COM 031652100 1,160 SH DEFINED 01 286,486 ARBINET-THEXCHANGE, INC COM 03875P100 2,350 SH DEFINED 01 319,360 ASPREVA PHARMACEUTCALS CORP COM 04538T109 312 SH DEFINED 01 12,542
AVAYA, INC COM 053499109 196 SH DEFINED 01 17,357 AVICI SYSTEMS INC COM 05367L802 4 SH DEFINED 01 850 BLOUNT INTERNATIONAL COM 095180105 3,514 SH DEFINED 01 218,105 CABELA'S INCORPORATED SER A COM 126804301 7,205 SH
DEFINED 01 351,137 CBS CORP CLASS B COM 124857202 6,353 SH DEFINED 01 264,938 CNET NETWORKS, INC. COM 12613R104 232 SH DEFINED 01 16,307 CONSECO INC COM 208464883 2,359 SH DEFINED 01 95,053 COTHERUX, INC. COM 22163T103 286 SH
DEFINED 01 31,315 CRITICAL THERAPEUTICS COM 22674T105 2,176 SH DEFINED 01 427,524 EQUITY OFFICE PPTY COM 294741103 0 SH DEFINED 01 EXELIXIS INC COM 30161Q104 203 SH DEFINED 01 16,890 ILLUMINA, INC. COM 452327109 1,035 SH
DEFINED 01 43,565 ILLINOIS TOOL WORKS, INC. COM 452308109 516 SH DEFINED 01 5,360 LEADIS TECHNOLOGY, INC COM 52171N103 631 SH DEFINED 01 111,053 LUCENT TECHNOLOGIES COM 549463107 635 SH DEFINED 01 208,295 MONOGRAM
BIOSCIENCES INC COM 60975U108 145 SH DEFINED 01 78,849 PARAMETRIC
TECHNOLOGY COM 699173209 24 SH DEFINED 01 1,477 RCN CORP COM 749361200 4,211 SH DEFINED 01 162,586 SOLEXA, INC. COM 83420X105 870 SH DEFINED 01 87,127 VERIZON COMMUNICATIONS INC COM 92343V104 150 SH DEFINED 01 4,395 VIACOM
INC CLASS B COM 92553P201 10,280 SH DEFINED 01 264,938 WASHINGTON GRP INT'L COM 938862208 3,900 SH DEFINED 01 67,948